Debentures - Schedule of Aggregate Annual Maturities (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 209,374		€ 155,823
Current maturities	39,803	$ 46,734	35,706
Long-term loans	249,177		191,529
Second year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	40,081		28,695
Third year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	42,218		39,012
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	45,263		39,517
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	35,950		35,704
Sixth year and thereafter [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 45,862		€ 12,895